Intangible Assets - DAC for US operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DAC amounts
Gain (loss) for altered shadow DAC amortisation	£ 246	£ (76)	£ 76
Jackson (US insurance operations)
DAC amounts
Deferred acquisition costs	8,727	8,197
Shareholder-backed
DAC amounts
Deferred acquisition costs	10,095	9,233
Shareholder-backed | Jackson (US insurance operations)
DAC amounts
Gain (loss) for altered shadow DAC amortisation	246	(76)
Positive (negative) unrealised valuation movement	£ (1,617)	£ 617
Assumption for long-term investment returns (as a percent)	7.40%	7.40%
Shareholder-backed | Jackson (US insurance operations) | Cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ (49)	£ (289)
Shareholder-backed | Jackson (US insurance operations) | Amortisation to income statement, Adjusted IFRS operating profit based on longer-term investment returns
DAC amounts
(Credit) charge for (decelerated) accelerated amortisation	£ (194)	£ (86)
Shareholder-backed | Jackson (US insurance operations) | Variable annuities
DAC amounts
Assumptions for amortisation of deferred acquisition costs - period for projected level of investment return	5 years
Assumptions for amortisation of deferred acquisition costs - preceding period of actual investment return	3 years
Assumption for long-term investment returns (as a percent)	7.40%
Assumptions for amortisation of deferred acquisition costs - investment return realisation period	8 years
Maximum decrease in separate account values for mean reversion assumption to remain within the corridor (as a percent)	22.00%	32.00%
Maximum increase in separate account values for mean reversion assumption to remain within the corridor (as a percent)	57.00%	37.00%
Shareholder-backed | Jackson (US insurance operations) | Variable annuities | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ 8,477	£ 8,208
Shareholder-backed | Jackson (US insurance operations) | Other business | Amount before cumulative shadow DAC
DAC amounts
Deferred acquisition costs	£ 299	£ 278